Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of trade and other payables
(a)	This caption is made up as follows:

	2025	2024
	US$(000)	US$(000)

Trade payables (b)
Third parties	362,741	294,255
Related entities, note 31(b)	271	773
	363,012	295,028
Other payables
Remuneration and similar benefits payable	70,025	48,975
Interest payable to third parties	18,822	13,915
Royalties payable to the Peruvian Government	16,739	5,275
Taxes payable	15,767	16,256
Dividends payable (c)	438	261
Related entities, note 31(b)	342	251
Other liabilities	5,193	359
	127,326	85,292

Total trade and other payables	490,338	380,320

Classification by maturity:
Current portion	457,441	367,204
Non-current portion	32,897	13,116

Total trade and other payables	490,338	380,320

Classification by nature:
Financial payables	457,832	358,789
Non-financial payables	32,506	21,531
Total trade and other payables	490,338	380,320

See related accounting policies in Note 2.4 (b)(ii).

(b)

Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

Schedule of dividends payable
(c)	The movement of dividends payable is presented below:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	261	567	639
Dividends declared and paid, note 16(d) -

Declared dividends to owners of the parent, note 16(d)	110,948	18,440	18,542
Dividends paid to owners of the parent, note 16(d)	(110,948)	(18,440)	(18,542)
Declared dividends to non-controlling shareholders	11,529	7,343	1,842
Dividends paid to non-controlling shareholders	(11,529)	(7,343)	(1,842)
Expired dividends, note 16(c) -	(5)	(197)	102
Other	182	(109)	(174)

Ending balance	438	261	567